Summary of Significant Accounting Policies Foreign Currency (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	$ (8)	$ (99)	$ 3	$ (6)